Note 13 - Income Taxes (Details) - Income Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Abstract]
Federal tax expense (benefit) at statutory rates		$ (54,699)	$ 83,778	$ 115,571
Federal tax expense (benefit) at statutory rates		35.00%	35.00%	35.00%
Effect of foreign income tax, net		(10,599)	(27,051)	(31,200)
Effect of foreign income tax, net		6.80%	(11.30%)	(9.40%)
Goodwill impairment		19,798
Goodwill impairment		(12.70%)
Valuation allowance		51,369
Valuation allowance		(32.90%)
Tax on future remitted earnings		26,077
Tax on future remitted earnings		(16.70%)
Other nondeductible expenses			(482)	(492)
Other nondeductible expenses			(0.20%)	(0.20%)
State tax expense, net of federal benefits		(1,062)	11	698
State tax expense, net of federal benefits		0.70%	0.00%	0.20%
Domestic manufacturing deduction			(92)	(80)
Domestic manufacturing deduction			0.00%	0.00%
Uncertain tax positions adjustments, net		29	17	17
Uncertain tax positions adjustments, net		0.00%	0.00%	0.00%
Other, net		466	(125)	(248)
Other, net		(0.30%)	(0.10%)	(0.10%)
Net income tax provision	$ 26,100	$ 31,379	$ 56,056	$ 84,266
Net income tax provision		(20.10%)	23.40%	25.50%